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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210

May 7, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account W
         ("Registrant")
         Registration Statement on Form N-4
         File No. 333-164145

Ladies and Gentlemen:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the form of the statement of additional information dated May 3, 2010 contains no changes from the form of statement of additional information contained in the most recent Post-Effective Amendment to the registration statement filed via EDGAR on Form N-4 on April 30, 2010.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities